GEOGRAPHIC INFORMATION (Schedule of Revenues and Real Estate Property) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 16,587	$ 16,338	$ 15,273
Real Estate Property, net	216,726	207,690	214,840
Switzerland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,288	12,104	12,503
Real Estate Property, net	165,981	160,089	165,371
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	3,268	3,338	1,914
Real Estate Property, net	32,152	28,864	30,820
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,031	896	856
Real Estate Property, net	$ 18,593	$ 18,737	$ 18,649